Debt - Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/Outstanding	$ 1,800,000	$ 625,000
Principal Amount Outstanding	710,349	0
Carrying Value	710,325	0
Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	710,325
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/Outstanding	800,000	625,000
Principal Amount Outstanding	460,349	0
Carrying Value	460,325	0
Borrowing capacity increase	1,050,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/Outstanding	1,000,000	0
Principal Amount Outstanding	250,000	0
Carrying Value	250,000	$ 0
Borrowing capacity increase	$ 2,000,000